Business Combination	12 Months Ended
Dec. 31, 2020
Business Combination
Business Combination

4. Business Combination

As further discussed in Note 1, on December 29, 2020, the Company consummated the Business Combination pursuant to the Business Combination Agreement.

In connection with the consummation of the Business Combination, the following occurred:

•

The Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by RSILP and continue to operate through RSILP and its subsidiaries, and Rush Street Interactive, Inc.'s sole material assets are the equity interests of RSILP indirectly held by it.

•

The Company consummated the sale of 16,043,002 shares of Class A Common Stock for a purchase price of $10.00 per share (together, the “PIPE”) pursuant to certain subscription agreements dated as of July 27, 2020 for an aggregate price of $160.4 million.

•	The Company converted all outstanding shares of Class B common stock of the Company on a one-for-one basis and into an aggregate number of 5,750,000 shares of Class A Common Stock.
•

The Company, the Special Limited Partner, RSI GP, RSILP and the Sellers entered into the Second Amended and Restated Limited Partnership Agreement of RSILP (the “RSILP A&R LPA”), pursuant to which all Common A-1 Units, the Common A-2 Units, the Common B-1 Units and the Preferred Units of RSILP held by the Sellers were converted or exchanged into Class A Common Units of RSILP, the result of which all Sellers collectively hold a single class of RSILP Units.

•

The Company contributed approximately $239.8 million of cash to RSILP (the “Contribution Amount”), representing (a) the net amount held in the Company’s trust account following the redemption of 485 shares of Class A Common Stock originally sold in the Company’s initial public offering, less (b) $125.0 million, representing the aggregate amount of consideration paid to the Sellers in connection with their sale of 12,500,000 RSILP Units (such RSILP Units, the “Purchased RSILP Units”), plus (c) $160.4 million in aggregate proceeds from the PIPE, less (d) the aggregate amount of transaction expenses incurred by the parties to the Business Combination Agreement, in exchange for 32,292,517 Units (such RSI Units issued to dMY, the “Issued RSILP Units”) and certain rights under the Tax Receivable Agreement (as defined and discussed below).

•	The Sellers transferred to the Special Limited Partner the Purchased RSILP Units for cash consideration of $125.0 million.
•	The Sellers retained an aggregate of 160,000,000 RSILP Units (the “Retained RSILP Units”) (including 15,000,000 Earnout Interests (as defined below)).
•

The Company issued to RSILP 160,000,000 shares of newly issued Class V Common Stock, par value $0.0001 per share, (the “Class V Common Stock”), representing the same number of Retained RSILP Units (including 15,000,000 Earnout Interests), which shares were immediately distributed by RSILP to the Sellers.

•

Pursuant to the terms of the Business Combination Agreement: (i) 1,212,813 shares of Class A Common Stock held by the independent directors of DMY, consisting of Darla Anderson, Francesca Luthi and Charles E. Wert, together with the Sponsor (collectively, the “Founder Holders”) that formerly constituted shares of Class B common stock of the Company held by the Founder Holders, (ii) 1,212,813 Issued RSILP Units issued to the Company in connection with the Business Combination, (iii) 15,000,000 Retained RSILP Units held by the Sellers, and (iv) 15,000,000 shares of Class V Common Stock issued to the Sellers by the Company in connection with the Business Combination (collectively, the “Earnout Interests”), became subject to certain restrictions on transfer and voting and potential forfeiture pending the achievement (if any) of certain earnout targets (as further discussed below).

•

At the Closing, the Company, the Special Limited Partner, RSILP, the Sellers and the Sellers’ Representative entered into a Tax Receivable Agreement (the “Tax Receivable Agreement”) pursuant to which, among other things, the Sellers are entitled to payment by the Special Limited Partner of 85% of the net income tax savings realized by the Company and its consolidated subsidiaries (including the Special Limited Partner) as a result of the increases in tax basis and certain other tax benefits related to the transactions contemplated by the Business Combination Agreement and the exchange by the Sellers of their Retained RSILP Units for Class A Common Stock (or cash at the Company’s option) pursuant to the RSILP A&R LPA and tax benefits related to entering into the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement (as more fully described in the Tax Receivable Agreement). The Tax Receivable Agreement will remain in effect until all such tax benefits have been utilized or expired unless the Special Limited Partner exercises its rights to terminate the Tax Receivable Agreement for an amount representing the present value of anticipated future tax benefits under the Tax Receivable Agreement or certain other acceleration events occur.

Beginning on the six month anniversary of the Closing, the Sellers will have the right to exchange Retained RSILP Units for either one share of Class A Common Stock or, at the election of RSI GP in its capacity as the general partner of RSILP, depending on, among other things, the availability of cash at RSILP after first considering the cash necessary at RSILP to fund RSILP’s outstanding and anticipated operating expenses, debt service costs and declared dividends (in each case, if any), license fees and expenses, tax obligations and capital for existing and continued growth in new jurisdictions, the cash equivalent of the market value of one share of Class A Common Stock, pursuant to the terms and conditions RSILP A&R LPA. For each Retained RSILP Unit so exchanged, one share of the Class V Common Stock will be canceled by the Company.

After the Closing, Neil G. Bluhm and Gregory A. Carlin and their respective trusts and entities controlled by them (collectively, the “Controlling Holders”) own a majority of the Company’s outstanding common stock and, therefore, control a majority of the voting power of RSI’s outstanding common stock. Furthermore, the Controlling Holders entered into a voting agreement prior to the Closing, pursuant to which they agreed to vote together on certain matters presented to the Company’s stockholders for so long as the voting agreement is in effect. As a result, RSI is a “controlled company” within the meaning of the corporate governance standards of the New York Stock Exchange (the “NYSE”), which status permits the Company to elect not to comply with certain corporate governance requirements as further described herein.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in equity (deficit) for the year ended December 31, 2020:

Business
($ in thousands)	Combination
Cash- dMY trust and cash, net of redemptions	$230,800
Cash- PIPE financing	160,430
Less: cash consideration paid to purchased RSI units	(125,000)
Less: transaction costs and advisory fees	(26,467)
Net proceeds from the Business Combination	$239,763
Less: Initial fair value of Warrants recognized in the Business Combination	(181,271)
Less: Initial fair value of earnout interests liability recognized in the Business Combination	(348,710)
Add: Transaction costs allocated to Warrants(1)	3,996
Net adjustment to total equity from the Business Combination	$(286,222)

(1)	Transaction costs allocated to Warrants are recorded to Change in Fair Value of Warrant Liabilities in the Company’s consolidated statements of operations and comprehensive income (loss).

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of
Shares
Common stock, outstanding prior to Business Combination	23,000,000
Less: redemption of dMY shares	(485)
Common stock of dMY	22,999,515
dMY sponsor shares (1)	5,750,000
Shares issued in PIPE financing	16,043,002
Class A shares issued in the Business Combination	44,792,517
Class V shares issued to holders of retained RSI units (2)(3)	160,000,000
Total shares of common stock issued in the Business Combination	204,792,517

(1)	Includes 1,212,813 shares of Class A Common Stock placed into escrow subject to the achievement of certain earnout targets pursuant to the Business Combination Agreement.
(2)	Includes 15,000,000 shares of Class V Common Stock placed into escrow subject to the achievement of certain earnout targets pursuant to the Business Combination Agreement.
(3)

The Class V Common Stock entitle its holder to one vote per share but not any rights to dividends or distributions. Each share of Class V Common Stock is issued to the Sellers for each Retained RSILP Unit retained by the Seller.

The Earnout Interests, as described above, were subject to certain restrictions on transfer and voting and potential forfeiture pending the achievement of certain earnout targets. The earnout targets include (a) a change of control within three years of the Closing, (b) achieving certain revenue targets for the 2021 year, and (c) achieving certain volume weighted average share prices (“VWAPs”) within three years of the Closing. With respect to the revenue targets for the 2021 year, the percentage of Earnout Interests no longer subject to the restrictions, starting at 25% and ending at 100%, is dependent on achieving revenue equal to $270 million up to $300 million, respectively. With respect to the earnout targets related to VWAPs, the share price must be equal to or exceed the target price for 10 trading days of any 20 consecutive trading day period. Pursuant to the Business Combination Agreement, a VWAP of $12.00 and $14.00 would result in 50% and 100%, respectively, of the Earnout Interests being no longer subject to the restrictions. During January 2021, the Earnout Interests were fully earned and no longer subject to the applicable restrictions on transfer and voting because the Volume Weighted Average Share Price exceeded $14.00 per share for 10 trading days within a 20 consecutive trading day period following the Closing. As a result, the earnout interests liability was reclassed to equity resulting in 1,212,813 additional shares of Class A Common Stock held by the Founder Holders and 15,000,000 additional shares of Class V Common Stock and RSILP Units issued to the Sellers (i.e., non-controlling interests).